Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following:

	March 31,	December 31,
	2026	2025

Developed technology	$5,479	$5,479
Internally developed software	489	321
Customer relationships	13,800	13,800
Tradenames	3,700	3,700
Acquired intellectual property	19,710	19,710
	43,178	43,010
Less: Accumulated amortization	(3,566)	(1,572)
Intangible assets, net	$39,612	$41,438

Intangible assets consist of the following:

	December 31,
	2025	2024
Developed technology	$5,479,102
Internally developed software	320,898	$-
Customer relationships	13,800,000
Tradenames	3,846,875	-
Acquired intellectual property	19,710,000	-
	43,010,000	-
Less: Accumulated amortization	(1,572,441)	-
Intangible assets, net	$41,437,559	$-

Schedule of Future Amortization Expense of Intangible Assets

The following table presents the estimated future amortization expense for intangible assets as of March 31, 2026:

2026 (remaining 9 months)	$5,918
2027	7,891
2028	7,808
2029	7,691
2030	5,611
Thereafter	4,693
$39,612
The following table presents the estimated future amortization expense for intangible assets as of December 31, 2025:
Year Ended December 31, 2025
2026	$7,857,357
2027	7,857,357
2028	7,774,024
2029	7,657,357
2030	5,577,774
Thereafter	4,713,689
$41,437,559